NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated
Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
(formerly, Nationwide Dynamic U.S. Growth Fund)
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arca Tech 100 Index
Fund

Supplement dated March 12, 2020
to the Statement of Additional Information (“SAI”) dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Mutual Funds held on March 11, 2020, the Board approved the termination of Ziegler Capital Management, LLC (“Ziegler”) as the subadviser to the Nationwide Ziegler NYSE Arca Tech 100 Index Fund (the “Fund”), and the appointment of Mellon Investments Corporation (“Mellon”) as the Fund’s new subadviser, effective on or about May 21, 2020 (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “Nationwide NYSE Arca Tech 100 Index Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Investment Adviser” beginning on page 66 of the SAI:

Fund	Assets	Investment Advisory Fee
Nationwide NYSE Arca Tech 100 Index Fund	$0 up to $50 million $50 million up to $250 million $250 million up to $500 million $500 million and more	0.448% 0.248% 0.198% 0.148%

c.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 72 of the SAI:

Fund	Subadviser
Nationwide NYSE Arca Tech 100 Index Fund	Mellon Investments Corporation

d.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2019)
Mellon Investments Corporation
Karen Wong, CFA	Nationwide NYSE Arca Tech 100 Index Fund	None
Richard A. Brown, CFA	Nationwide NYSE Arca Tech 100 Index Fund	None
Thomas Durante, CFA	Nationwide NYSE Arca Tech 100 Index Fund	None

e.	Information for Donald J. Nesbitt, CFA and Christian J. Greiner, CFA, solely with respect to the Fund under the heading “Appendix C – Portfolio Managers” is deleted in its entirety.

f.	The subsection “Other Managed Accounts” under the heading “Appendix C -- Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2019)
Mellon Investments Corporation
Karen Wong, CFA	Mutual Funds: 125 accounts, $111.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 103 accounts, $97.8 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 57 accounts, $89.6 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Richard A. Brown, CFA	Mutual Funds: 125 accounts, $111.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 103 accounts, $97.8 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 57 accounts, $89.6 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Thomas Durante, CFA	Mutual Funds: 125 accounts, $111.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 103 accounts, $97.8 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 57 accounts, $89.6 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

3.	Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Mellon.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE